Litigation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Litigation Settlement [Abstract]
Litigation

Note 10. Litigation

There are no material, pending legal proceedings that involve the Company. From time to time, the Company may be involved in legal actions in the ordinary course of its business. However, management does not believe that any such proceedings commenced through the date of these financial statements, individually or in the aggregate, will have a material adverse effect on the Company’s financial position.

Note 12. Litigation

There are no material, pending legal proceedings that involve the Company. From time to time, the Company may be involved in legal actions in the ordinary course of its business. However, management does not believe that any such proceedings commenced through the date of these financial statements, individually or in the aggregate, will have a material adverse effect on the Company’s financial position.